Basis of preparation	12 Months Ended
Dec. 31, 2023
Basis Of Preparation Abstract
Basis of preparation
Note 2 -
Basis of preparation
2.1.
Basis of preparation

The consolidated financial statements of the Company have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB). IFRS Accounting Standards comprise the following authoritative literature:

•
IFRS Accounting Standards;
•
IAS Standards;
•
Interpretations developed by the IFRS Interpretations Committee (IFRIC Interpretations) or its predecessor body, the Standing Interpretations Committee (SIC Interpretations).
2.2.
Basis of measurement

The consolidated financial statements have been prepared on a historical cost basis. The consolidated financial statements have been prepared on a going concern basis.

2.3.
Financial statements authorization

These consolidated financial statements and their accompanying notes were authorized for issuance on April 30, 2024, by the Board of Directors, that will present these to the entity’s owners or others who have the power to amend the financial statements after issue, if applicable.

2.4.
Consolidation
a.
Subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity where the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. The Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

Balances and profits on transactions between entities belonging to the Company are eliminated in consolidation. Unrealized losses are also eliminated, unless the transaction provides evidence of an impairment of transferred assets. The Subsidiaries’ accounting policies have been changed where necessary to ensure consistency with the policies adopted by the Company.

2.5 Reclassifications

Certain amounts in the prior year financial statements have been reclassified to conform to the current year presentation.